UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 8-K

CURRENT REPORT
Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934

February 1, 2007
Date of Report (Date of earliest event reported)

CELSIUS HOLDINGS, INC.
(Exact name of registrant as specified in its charter)

NEVADA	333-129847	20-2745790
(State or other jurisdiction of	(Commission File	(IRS Employer Identification
incorporation)	Number)	No.)

140 NE 4th Avenue, Suite C, Delray Beach, FL	33483
(Zip Code)

(561) 276-2239
Registrant's telephone number, including area code

(Former name or former address, if changed since last report)

Check the appropriate box below if the Form 8-K is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

____	Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)
____	Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)
____	Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))
____	Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))

Item 2.01 - Completion of Acquisition or Disposition of Assets

This Current Report on Form 8-K/A of Celsius Holdings, Inc., a Nevada corporation (the "Registrant") constitutes Amendment No. 1 to the Registrant's Current Report on Form 8-K (the "Original 8-K") which was filed with the Securities and Exchange Commission on February 2, 2007 in connection with the closing of a merger agreement and plan of reorganization with Celsius, Inc., et. al. (the "Merger").  As part of the Merger transaction the Registrant entered into a number of employment agreements.  This Amendment No. 1 is filed to provide the corrected employment agreements entered into with Messrs. Stephen Haley, Richard McGee, and Jan Norelid as exhibits.  The remainder of the Original 8-K has not been changed.

Item 9.01 - Financial Statements and Exhibits

 (c) Exhibits.

As described in Item 1.01 of this Report, the following exhibit is filed as part of this Current Report on Form 8-K:

Exhibit No.	Description
10.3	Employment Agreement with Stephen Haley
10.4	Employment Agreement with Jan Norelid
10.5	Employment Agreement with Richard McGee

SIGNATURES

Pursuant to the requirements of the Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CELSIUS HOLDINGS, INC.

DATE: July 16, 2007	By: /s/ Jan Norelid
Jan Norelid
Chief Financial Officer